VANECK VIETNAM ETF
SCHEDULE OF INVESTMENTS
March 31, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 99.8%
Banks : 11.1%
Bank for Foreign Trade of
Vietnam JSC * 9,479,601 $ 23,789,623
Nam A Commercial JSB * 8,108,800 5,309,822
Saigon - Hanoi Commercial
Joint Stock Bank 19,213,525 9,391,174
Vietnam Export Import
Commercial JSB 9,904,129 7,587,197
46,077,816
Capital Goods : 7.9%
Development Investment
Construction JSC * 5,404,386 4,214,919
Gelex Group JSC * 7,277,564 6,713,204
Ha Do Group JSC 1,986,960 2,055,361
Hoang Huy Investment
Financial Services JSC * 5,789,920 4,094,559
IDICO Corp. JSC 1,754,610 3,703,920
Tasco JSC * 8,612,200 4,944,735
Vietnam Construction and
Import-Export JSC * 5,068,833 4,327,695
Viettel Construction Joint Stock
Corp. 653,200 2,640,739
32,695,132
Energy : 1.7%
PetroVietnam Drilling & Well
Services JSC * 4,269,288 3,684,875
PetroVietnam Technical
Services Corp. 2,823,700 3,404,046
7,088,921
Financial Services : 17.8%
FPT Securities JSC 3,192,940 6,354,844
Sai Gon-Ha Noi Securities JSC * 6,885,750 3,880,966
SSI Securities Corp. 21,707,939 22,191,716
Vietcap Securities JSC 10,040,335 15,145,895
VIX Securities JSC * 27,286,030 13,160,162
VNDirect Securities Corp. 22,183,925 13,380,611
74,114,194
Food, Beverage & Tobacco : 16.2%
HAGL JSC * 9,578,600 4,587,237
KIDO Group Corp. 1,826,236 3,959,978
Masan Group Corp. * 7,081,276 18,549,730
Saigon Beer Alcohol Beverage
Corp. 2,525,700 4,840,551
Thanh Thanh Cong - Bien Hoa
JSC * 6,897,518 4,016,631
Number
of Shares Value
Food, Beverage & Tobacco (continued)
Vietnam Dairy Products JSC 11,012,641 $ 26,139,074
Vinh Hoan Corp. 2,254,260 5,530,449
67,623,650
Insurance : 1.0%
Bao Viet Holdings 1,900,396 3,968,372
Underline
Materials : 11.4%
Duc Giang Chemicals JSC 2,393,232 9,359,377
Hoa Phat Group JSC * 26,535,016 27,888,689
Hoa Sen Group 4,891,501 3,304,063
PetroVietNam Ca Mau Fertilizer
JSC 2,502,100 3,245,460
Petrovietnam Fertilizer &
Chemicals JSC 2,620,200 3,574,137
47,371,726
Real Estate Management & Development :
30.0%
CEO Group JSC * 4,788,905 2,661,648
Dat Xanh Group JSC * 4,458,817 2,767,622
Khang Dien House Trading and
Investment JSC * 2,588,566 3,308,576
Kinh Bac City Development
Holding Corp. * 4,534,900 5,457,684
Novaland Investment Group
Corp. * 16,897,258 6,819,134
Phat Dat Real Estate
Development Corp. * 7,221,736 5,487,995
Sai Gon VRG Investment Corp. 1,824,200 6,166,889
Van Phu - Invest Investment
JSC * 2,395,052 5,427,747
Vincom Retail JSC * 14,319,422 10,744,712
Vingroup JSC * 17,527,149 39,872,653
Vinhomes JSC 144A * 17,956,467 36,130,836
124,845,496
Transportation : 1.6%
Vietjet Aviation JSC * 1,813,140 6,752,856
Underline
Utilities : 1.1%
PetroVietnam Power Corp. * 9,223,610 4,629,458
Underline
Total Common Stocks
(Cost: $333,012,152) 415,167,621
EXCHANGE TRADED FUND: 0.0%
(Cost: $42,158)
DCVFMVN Diamond ETF 62,610 78,176
Underline
Total Investments: 99.8%
(Cost: $333,054,310) 415,245,797
Other assets less liabilities: 0.2% 953,985
NET ASSETS: 100.0% $ 416,199,782
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $36,130,836, or 8.7% of net assets.